UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-22917

Absolute Shares Trust
 (Exact name of registrant as specified in charter)

Millington Securities, Inc.
331 Newman Springs Rd Suite 122
Red Bank, New Jersey 07701
(Address of principal executive offices) (Zip code)

Don Schreiber, Jr.
Millington Securities, Inc.
331 Newman Springs Rd Suite 122
Red Bank, New Jersey 07701
 (Name and address of agent for service)

(732) 842-4920
Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period: March 31, 2018

Item 1. Schedule of Investments.

WBI Tactical SMGD Shares
Schedule of Investments
March 31, 2018 (Unaudited)

Shares	Security Description	Value
COMMON STOCKS - 68.9%
Automobiles & Components - 3.4%
82,694	Gentex Corporation +	$1,903,616
Banks - 0.9%
14,796	Washington Federal, Inc.	511,942
Capital Goods - 14.2%
27,575	Applied Industrial Technologies, Inc.	2,010,217
30,038	Barnes Group, Inc.	1,798,976
42,218	Hillenbrand, Inc.	1,937,806
25,635	MSC Industrial Direct Company, Inc.	2,350,986
		8,097,985
Commercial & Professional Services - 4.1%
93,042	Interface, Inc.	2,344,658
Consumer Services - 8.1%
14,570	Cracker Barrel Old Country Store, Inc. +	2,319,544
60,034	Service Corporation International +	2,265,683
		4,585,227
Diversified Financials - 1.3%
18,535	Legg Mason, Inc.	753,448
Food, Beverage & Tobacco - 5.3%
33,101	Flowers Foods, Inc. +	723,588
17,735	Ingredion, Inc.	2,286,396
		3,009,984
Household & Personal Products - 4.4%
47,860	Inter Parfums, Inc.	2,256,599
1,788	WD-40 Company	235,480
		2,492,079
Insurance - 8.4%
20,474	American Financial Group, Inc.	2,297,592
21,235	Hanover Insurance Group, Inc.	2,503,394
		4,800,986
Materials - 3.4%
45,552	PolyOne Corporation	1,936,871
Media - 4.0%
99,414	Interpublic Group of Companies, Inc. +	2,289,504
Retailing - 3.0%
32,672	Williams-Sonoma, Inc.	1,723,775
Software & Services - 6.3%
60,805	Booz Allen Hamilton Holding Corporation	2,354,369
14,520	DST Systems, Inc.	1,214,598
		3,568,967
Technology Hardware & Equipment - 2.1%
30,320	Methode Electronics, Inc.	1,185,512
TOTAL COMMON STOCKS (Cost $39,350,598)		39,204,554

Shares/Amount	Security Description	Value
SHORT-TERM INVESTMENTS - 28.7%
16,340,396	U.S. Bank Money Market Deposit Account, 1.40%	16,340,396
TOTAL SHORT-TERM INVESTMENTS (Cost $16,340,396)		16,340,396

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 12.3%
6,973,328	Mount Vernon Liquid Assets Portfolio, LLC, 1.89% (a)*	6,973,328
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $ 6,973,328)		6,973,328

TOTAL INVESTMENTS - 109.9% (Cost $62,664,322)		62,518,278
Liabilities in Excess of Other Assets - (9.9)%		(5,642,655)
NET ASSETS - 100.0%		$56,875,623

(a)	The rate quoted is the annualized seven-day yield as of March 31, 2018.
+	All or portion of this security is on loan as of March 31, 2018. Total value of securities on loan is $6,851,136.
*	This represents a privately offered liquidity fund.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

WBI Tactical SMV Shares
Schedule of Investments
March 31, 2018 (Unaudited)

Shares	Security Description	Value
COMMON STOCKS - 69.8%
Automobiles & Components - 2.9%
60,427	Gentex Corporation +	$1,391,030
Banks - 1.6%
7,694	BOK Financial Corporation	761,629
Capital Goods - 14.6%
21,313	Crane Company	1,976,568
42,456	Global Brass & Copper Holdings, Inc.	1,420,153
35,794	Hillenbrand, Inc.	1,642,944
21,628	MSC Industrial Direct Company, Inc.	1,983,504
		7,023,169
Commercial & Professional Services - 1.2%
19,959	Kelly Services, Inc.	579,609
Consumer Services - 4.1%
12,344	Cracker Barrel Old Country Store, Inc. +	1,965,165
Diversified Financials - 3.4%
62,448	BrightSphere Investment Group plc	984,181
15,736	Legg Mason, Inc.	639,668
		1,623,849
Food, Beverage & Tobacco - 8.1%
89,581	Flowers Foods, Inc.	1,958,240
15,016	Ingredion, Inc.	1,935,863
		3,894,103
Insurance - 8.3%
17,469	American Financial Group, Inc.	1,960,371
33,846	Selective Insurance Group, Inc.	2,054,453
		4,014,824
Materials - 9.3%
18,330	Innospec, Inc.	1,257,438
61,752	Louisiana-Pacific Corporation	1,776,605
67,148	Rayonier Advanced Materials, Inc. +	1,441,668
		4,475,711
Media - 2.1%
16,014	John Wiley & Sons, Inc.	1,020,092
Pharmaceuticals, Biotechnology & Life Sciences - 2.7%
62,924	Luminex Corporation	1,325,809
Retailing - 7.4%
99,783	Chico's FAS, Inc.	902,038
49,199	Tailored Brands, Inc.	1,232,927
27,725	Williams-Sonoma, Inc.	1,462,771
		3,597,736
Software & Services - 4.1%
51,299	Booz Allen Hamilton Holding Corporation	1,986,297
TOTAL COMMON STOCKS (Cost $33,448,040)		33,659,023

Shares/Amount	Security Description	Value
SHORT-TERM INVESTMENTS - 34.4%
16,618,208	U.S. Bank Money Market Deposit Account, 1.40%	16,618,208
TOTAL SHORT-TERM INVESTMENTS (Cost $16,618,208)		16,618,208

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 8.4%
4,052,506	Mount Vernon Liquid Assets Portfolio, LLC, 1.89% (a)*	4,052,506
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $4,052,506)		4,052,506

TOTAL INVESTMENTS - 112.6% (Cost $54,118,754)		54,329,737
Liabilities in Excess of Other Assets - (12.6)%		(6,095,835)
NET ASSETS - 100.0%		$48,233,902

(a)	The rate quoted is the annualized seven-day yield as of March 31, 2018.
+	All or portion of this security is on loan as of March 31, 2018. Total value of securities on loan is $3,994,398.
*	This represents a privately offered liquidity fund.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

WBI Tactical SMY Shares
Schedule of Investments
March 31, 2018 (Unaudited)

Shares	Security Description	Value
COMMON STOCKS - 86.7%
Automobiles & Components - 2.8%
62,047	Gentex Corporation +	$1,428,322
Banks - 14.5%
21,256	BOK Financial Corporation +	2,104,131
32,309	Guaranty Bancorp	915,960
39,316	Walker & Dunlop, Inc. +	2,336,157
56,057	Washington Federal, Inc.	1,939,572
		7,295,820
Capital Goods - 8.0%
21,681	Crane Company	2,010,696
21,952	MSC Industrial Direct Company, Inc.	2,013,218
		4,023,914
Commercial & Professional Services - 1.5%
31,425	Resources Connection, Inc.	509,085
26,087	RR Donnelley & Sons Company +	227,740
		736,825
Consumer Services - 4.0%
12,538	Cracker Barrel Old Country Store, Inc. +	1,996,050
Diversified Financials - 3.8%
79,919	BrightSphere Investment Group plc	1,259,523
16,049	Legg Mason, Inc.	652,392
		1,911,915
Energy - 4.3%
44,040	HollyFrontier Corporation +	2,151,794
Food, Beverage & Tobacco - 8.6%
108,975	Flowers Foods, Inc.	2,382,193
15,253	Ingredion, Inc.	1,966,417
		4,348,610
Insurance - 8.2%
17,640	American Financial Group, Inc.	1,979,561
18,295	Hanover Insurance Group, Inc.	2,156,797
		4,136,358
Materials - 6.8%
62,722	Louisiana-Pacific Corporation	1,804,512
76,394	Rayonier Advanced Materials, Inc. +	1,640,179
		3,444,691
Media - 3.9%
85,818	Interpublic Group of Companies, Inc. +	1,976,389
Retailing - 12.7%
234,547	Chico's FAS, Inc. +	2,120,305
60,873	Shoe Carnival, Inc.	1,448,777
50,331	Tailored Brands, Inc.	1,261,295
29,477	Williams-Sonoma, Inc.	1,555,207
		6,385,584

Software & Services - 7.6%
51,925	Booz Allen Hamilton Holding Corporation	2,010,536
22,720	Science Applications International Corporation	1,790,336
		3,800,872
TOTAL COMMON STOCKS (Cost $42,819,613)		43,637,144

Shares/Amount	Security Description	Value
SHORT-TERM INVESTMENTS - 15.2%
7,645,820	U.S. Bank Money Market Deposit Account, 1.40%	7,645,820
TOTAL SHORT-TERM INVESTMENTS (Cost $7,645,820)		7,645,820

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 29.7%
14,965,567	Mount Vernon Liquid Assets Portfolio, LLC, 1.89% (a)*	14,965,567
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $14,965,567)		14,965,567

TOTAL INVESTMENTS - 131.6% (Cost $65,431,000)		66,248,531
Liabilities in Excess of Other Assets - (31.6)%		(15,898,588)
NET ASSETS - 100.0%		$50,349,943

(a)	The rate quoted is the annualized seven-day yield as of March 31, 2018.
+	All or portion of this security is on loan as of March 31, 2018. Total value of securities on loan is $14,706,696.
*	This represents a privately offered liquidity fund.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

WBI Tactical SMQ Shares
Schedule of Investments
March 31, 2018 (Unaudited)

Shares	Security Description	Value
COMMON STOCKS - 78.3%
Automobiles & Components - 3.3%
68,688	Gentex Corporation +	$1,581,198
Banks - 11.5%
17,690	1st Source Corporation	895,468
28,522	Commerce Bancshares, Inc.	1,708,753
19,972	Independent Bank Group, Inc.	1,412,020
38,073	Union Bankshares Corporation	1,397,660
		5,413,901
Capital Goods - 14.8%
7,243	BWX Technologies, Inc.	460,148
20,813	Crane Company	1,930,197
25,300	Hexcel Corporation	1,634,127
35,102	Hillenbrand, Inc.	1,611,182
14,924	MSC Industrial Direct Company, Inc.	1,368,680
		7,004,334
Commercial & Professional Services - 0.5%
25,062	RR Donnelley & Sons Company +	218,791
Consumer Durables & Apparel - 1.3%
15,721	Movado Group, Inc. +	603,687
Consumer Services - 6.0%
12,053	Cracker Barrel Old Country Store, Inc. +	1,918,838
21,199	International Speedway Corporation	934,876
		2,853,714
Diversified Financials - 2.6%
76,614	BrightSphere Investment Group plc	1,207,437
Food, Beverage & Tobacco - 4.0%
14,683	Ingredion, Inc.	1,892,932
Insurance - 15.7%
16,963	American Financial Group, Inc.	1,903,588
72,898	Brown & Brown, Inc.	1,854,525
16,779	Primerica, Inc.	1,620,851
33,244	Selective Insurance Group, Inc.	2,017,911
		7,396,875
Materials - 3.0%
20,808	Innospec, Inc.	1,427,429
Pharmaceuticals, Biotechnology & Life Sciences - 4.0%
24,763	PerkinElmer, Inc.	1,875,054

Retailing - 5.5%
47,598	Tailored Brands, Inc.	1,192,806
27,084	Williams-Sonoma, Inc.	1,428,952
		2,621,758
Software & Services - 4.0%
28,295	MAXIMUS, Inc.	1,888,408
Technology Hardware & Equipment - 2.1%
25,080	Methode Electronics, Inc.	980,628
TOTAL COMMON STOCKS (Cost $37,174,360)		36,966,146

Shares/Amount	Security Description	Value
SHORT-TERM INVESTMENTS - 21.9%
10,343,238	U.S. Bank Money Market Deposit Account, 1.40%	10,343,238
TOTAL SHORT-TERM INVESTMENTS (Cost $10,343,238)		10,343,238

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 7.7%
3,626,820	Mount Vernon Liquid Assets Portfolio, LLC, 1.89% (a)*	3,626,820
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $3,626,820)		3,626,820

TOTAL INVESTMENTS - 107.9% (Cost $51,144,418)		50,936,204
Liabilities in Excess of Other Assets - (7.9)%		(3,714,756)
NET ASSETS - 100.0%		$47,221,448

(a)	The rate quoted is the annualized seven-day yield as of March 31, 2018.
+	All or portion of this security is on loan as of March 31, 2018. Total value of securities on loan is $3,557,883.
*	This represents a privately offered liquidity fund.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

WBI Tactical LCGD Shares
Schedule of Investments
March 31, 2018 (Unaudited)

Shares	Security Description	Value
COMMON STOCKS - 76.7%
Capital Goods - 12.6%
43,790	AMETEK, Inc.	$3,326,727
14,687	General Dynamics Corporation	3,244,358
12,293	W.W. Grainger, Inc. +	3,469,945
		10,041,030
Commercial & Professional Services - 8.0%
47,857	Republic Services, Inc.	3,169,569
37,874	Waste Management, Inc.	3,185,961
		6,355,530
Diversified Financials - 4.0%
33,481	Capital One Financial Corporation	3,208,149
Energy - 4.3%
47,417	Marathon Petroleum Corporation	3,466,657
Food, Beverage & Tobacco - 12.4%
98,145	Hormel Foods Corporation +	3,368,336
26,123	JM Smucker Company	3,239,513
44,498	Tyson Foods, Inc.	3,256,809
		9,864,658
Health Care Equipment & Services - 7.5%
10,888	Humana, Inc.	2,927,021
25,991	Universal Health Services, Inc.	3,077,594
		6,004,615
Materials - 3.4%
24,490	PPG Industries, Inc.	2,733,084
Retailing - 5.8%
50,842	The Gap, Inc.	1,586,270
37,044	The TJX Companies, Inc.	3,021,309
		4,607,579
Semiconductors & Semiconductor Equipment - 3.9%
52,017	Maxim Integrated Products, Inc.	3,132,464
Software & Services - 4.1%
27,310	Visa, Inc.	3,266,822
Technology Hardware & Equipment - 7.9%
19,150	Apple, Inc.	3,212,987
50,437	NetApp, Inc.	3,111,459
		6,324,446
Telecommunication Services - 2.8%
63,142	AT&T, Inc.	2,251,012
TOTAL COMMON STOCKS (Cost $60,909,862)		61,256,046

Shares/Amount	Security Description	Value
SHORT-TERM INVESTMENTS - 23.8%
18,958,308	U.S. Bank Money Market Deposit Account, 1.40%	18,958,308
TOTAL SHORT-TERM INVESTMENTS (Cost $18,958,308)		18,958,308

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 6.3%
5,027,916	Mount Vernon Liquid Assets Portfolio, LLC, 1.89% (a)*	5,027,916
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $5,027,916)		5,027,916

TOTAL INVESTMENTS - 106.8% (Cost $84,896,086)		85,242,270
Liabilities in Excess of Other Assets - (6.8)%		(5,423,951)
NET ASSETS - 100.0%		$79,818,319

(a)	The rate quoted is the annualized seven-day yield as of March 31, 2018.
+	All or portion of this security is on loan as of March 31, 2018. Total value of securities on loan is $5,004,778.
*	This represents a privately offered liquidity fund.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

WBI Tactical LCV Shares
Schedule of Investments
March 31, 2018 (Unaudited)

Shares	Security Description	Value
COMMON STOCKS - 63.7%
Automobiles & Components - 4.0%
14,442	Lear Corporation	$2,687,512
Capital Goods - 11.8%
29,320	Eaton Corporation plc	2,342,961
12,688	General Dynamics Corporation	2,802,779
13,039	Raytheon Company +	2,814,077
		7,959,817
Commercial & Professional Services - 7.9%
40,472	Republic Services, Inc.	2,680,460
31,959	Waste Management, Inc.	2,688,391
		5,368,851
Diversified Financials - 4.0%
28,133	Capital One Financial Corporation	2,695,704
Food, Beverage & Tobacco - 4.1%
22,093	JM Smucker Company	2,739,753
Health Care Equipment & Services - 7.9%
10,153	Humana, Inc.	2,729,431
21,997	Universal Health Services, Inc.	2,604,665
		5,334,096
Household & Personal Products - 4.4%
58,742	Church & Dwight Company, Inc.	2,958,247
Insurance - 3.8%
30,751	Marsh & McLennan Companies, Inc.	2,539,725
Materials - 4.0%
24,274	PPG Industries, Inc.	2,708,978
Pharmaceuticals, Biotechnology & Life Sciences - 3.9%
39,610	Agilent Technologies, Inc.	2,649,909
Semiconductors & Semiconductor Equipment - 3.9%
43,990	Maxim Integrated Products, Inc.	2,649,078
Software & Services - 4.0%
24,060	Automatic Data Processing, Inc.	2,730,329
TOTAL COMMON STOCKS (Cost $43,413,510)		43,021,999

Shares/Amount	Security Description	Value
SHORT-TERM INVESTMENTS - 36.3%
24,497,054	U.S. Bank Money Market Deposit Account, 1.40%	24,497,054
TOTAL SHORT-TERM INVESTMENTS (Cost $24,497,054)		24,497,054

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 3.9%
2,669,399	Mount Vernon Liquid Assets Portfolio, LLC, 1.89% (a)*	2,669,399
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $2,669,399)		2,669,399

TOTAL INVESTMENTS - 103.9% (Cost $70,579,963)		70,188,452
Liabilities in Excess of Other Assets - (3.9)%		(2,663,804)
NET ASSETS - 100.0%		$67,524,648

(a)	The rate quoted is the annualized seven-day yield as of March 31, 2018.
+	All or portion of this security is on loan as of March 31, 2018. Total value of securities on loan is $2,673,362.
*	This represents a privately offered liquidity fund.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

WBI Tactical LCY Shares
Schedule of Investments
March 31, 2018 (Unaudited)

Shares	Security Description	Value
COMMON STOCKS - 64.6%
Banks - 3.9%
59,654	Zions Bancorporation	$3,145,555
Capital Goods - 11.9%
41,048	Eaton Corporation plc	3,280,146
14,334	General Dynamics Corporation	3,166,381
36,479	Ingersoll-Rand plc	3,119,319
		9,565,846
Commercial & Professional Services - 4.0%
38,296	Waste Management, Inc.	3,221,460
Diversified Financials - 4.0%
5,871	BlackRock, Inc.	3,180,438
Energy - 4.5%
49,393	Marathon Petroleum Corporation	3,611,122
Food, Beverage & Tobacco - 12.3%
97,681	Hormel Foods Corporation +	3,352,412
26,171	JM Smucker Company	3,245,466
44,095	Tyson Foods, Inc. +	3,227,313
		9,825,191
Household & Personal Products - 4.2%
66,166	Church & Dwight Company, Inc.	3,332,120
Materials - 3.9%
28,349	PPG Industries, Inc.	3,163,748
Retailing - 4.0%
101,966	The Gap, Inc.	3,181,339
Semiconductors & Semiconductor Equipment - 3.9%
52,111	Maxim Integrated Products, Inc.	3,138,124
Software & Services - 4.0%
28,299	Automatic Data Processing, Inc.	3,211,370
Technology Hardware & Equipment - 4.0%
18,919	Apple, Inc.	3,174,230
TOTAL COMMON STOCKS (Cost $52,500,011)		51,750,543

Shares/Amount	Security Description	Value
SHORT-TERM INVESTMENTS - 38.1%
30,514,369	U.S. Bank Money Market Deposit Account, 1.40%	30,514,369
TOTAL SHORT-TERM INVESTMENTS (Cost $30,514,369)		30,514,369

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 4.1%
3,308,891	Mount Vernon Liquid Assets Portfolio, LLC, 1.89% (a)*	3,308,891
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $3,308,891)		3,308,891

TOTAL INVESTMENTS - 106.8% (Cost $86,323,271)	85,573,803
Liabilities in Excess of Other Assets - (6.8)%	(5,432,007)
NET ASSETS - 100.0%	$80,141,796

(a)	The rate quoted is the annualized seven-day yield as of March 31, 2018.
+	All or portion of this security is on loan as of March 31, 2018. Total value of securities on loan is $3,290,299.
*	This represents a privately offered liquidity fund.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

WBI Tactical LCQ Shares
Schedule of Investments
March 31, 2018 (Unaudited)

Shares	Security Description	Value
COMMON STOCKS - 68.4%
Automobiles & Components - 4.0%
13,850	Lear Corporation	$2,577,346
Capital Goods - 12.2%
26,074	Danaher Corporation	2,552,905
32,650	Eaton Corporation plc	2,609,062
11,876	General Dynamics Corporation	2,623,408
		7,785,375
Commercial & Professional Services - 4.0%
30,457	Waste Management, Inc.	2,562,043
Diversified Financials - 4.0%
4,666	BlackRock, Inc.	2,527,666
Food, Beverage & Tobacco - 8.2%
77,856	Hormel Foods Corporation +	2,672,018
20,620	JM Smucker Company	2,557,086
		5,229,104
Health Care Equipment & Services - 8.1%
9,870	Humana, Inc.	2,653,352
21,241	Universal Health Services, Inc.	2,515,147
		5,168,499
Household & Personal Products - 4.1%
52,712	Church & Dwight Company, Inc.	2,654,576
Insurance - 4.0%
22,855	American Financial Group, Inc.	2,564,788
Materials - 3.9%
22,577	PPG Industries, Inc.	2,519,593
Retailing - 4.0%
81,211	The Gap, Inc.	2,533,783
Semiconductors & Semiconductor Equipment - 3.9%
41,577	Maxim Integrated Products, Inc.	2,503,767
Software & Services - 4.0%
22,422	Automatic Data Processing, Inc.	2,544,449
Technology Hardware & Equipment - 4.0%
15,116	Apple, Inc.	2,536,162
TOTAL COMMON STOCKS (Cost $44,305,689)		43,707,151

Shares/Amount	Security Description	Value
SHORT-TERM INVESTMENTS - 34.3%
21,947,198	U.S. Bank Money Market Deposit Account, 1.40%	21,947,198
TOTAL SHORT-TERM INVESTMENTS (Cost $21,947,198)		21,947,198

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 4.0%
2,551,724	Mount Vernon Liquid Assets Portfolio, LLC, 1.89% (a)*	2,551,724
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $2,551,724)		2,551,724

TOTAL INVESTMENTS - 106.7% (Cost $68,804,611)		68,206,073
Liabilities in Excess of Other Assets - (6.7)%		(4,269,806)
NET ASSETS - 100.0%		$63,936,267

(a)	The rate quoted is the annualized seven-day yield as of March 31, 2018.
+	All or portion of this security is on loan as of March 31, 2018. Total value of securities on loan is $2,538,410.
*	This represents a privately offered liquidity fund.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

WBI Tactical Income Shares
Schedule of Investments
March 31, 2018 (Unaudited)

Shares	Security Description	Value
EXCHANGE TRADED FUNDS - 99.2%
70,964	First Trust Low Duration Opportunities ETF	$3,645,421
116,651	Guggenheim BulletShares 2023 Corporate Bond ETF	2,378,514
205,050	iShares 1-3 Year Credit Bond ETF +	21,284,190
257,542	iShares Core 1-5 Year USD Bond ETF	12,709,698
88,024	iShares Emerging Markets High Yield Bond ETF	4,320,218
20,747	iShares iBoxx $ Investment Grade Corporate Bond ETF	2,435,490
278,204	iShares U.S. Preferred Stock ETF +	10,449,342
109,219	PowerShares Chinese Yuan Dim Sum Bond Portfolio ETF	2,658,390
799,496	SPDR Bloomberg Barclays Short -Term High Yield Bond ETF	21,882,206
221,049	VanEck Vectors Emerging Markets High Yield Bond ETF +	5,314,018
403,755	Vanguard Short-Term Corporate Bond ETF	31,666,505
45,648	Vanguard Short-Term Bond ETF	3,580,629
42,118	WisdomTree Emerging Markets Corporate Bond Fund ETF	3,001,750
TOTAL EXCHANGE TRADED FUNDS (Cost $125,983,254)		125,326,371

Shares/Amount	Security Description	Value
SHORT-TERM INVESTMENTS - 0.9%
1,089,409	U.S. Bank Money Market Deposit Account, 1.40%	1,089,409
TOTAL SHORT-TERM INVESTMENTS (Cost $1,089,409)		1,089,409

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 16.3%
20,578,475	Mount Vernon Liquid Assets Portfolio, LLC, 1.89% (a)*	20,578,475
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $20,578,475)		20,578,475

TOTAL INVESTMENTS - 116.4% (Cost $147,651,138)		146,994,255
Liabilities in Excess of Other Assets - (16.4)%		(20,694,545)
NET ASSETS - 100.0%		$126,299,710

(a)	The rate quoted is the annualized seven-day yield as of March 31, 2018.
+	All or portion of this security is on loan as of March 31, 2018. Total value of securities on loan is $20,155,275.
*	This represents a privately offered liquidity fund.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

WBI Tactical High Income Shares
Schedule of Investments
March 31, 2018 (Unaudited)

Shares	Security Description	Value
COMMON STOCKS - 27.9%
Automobiles & Components - 2.0%
240,114	Gentex Corporation +	$5,527,424
Banks - 0.7%
53,795	Washington Federal, Inc.	1,861,307
Capital Goods - 8.2%
123,241	MSC Industrial Direct Company, Inc.	11,302,432
41,152	W.W. Grainger, Inc.	11,615,975
		22,918,407
Commercial & Professional Services - 4.6%
183,291	RR Donnelley & Sons Company +	1,600,131
131,960	Waste Management, Inc.	11,100,475
		12,700,606
Diversified Financials - 1.0%
70,762	Legg Mason, Inc.	2,876,475
Food, Beverage & Tobacco - 3.0%
67,149	JM Smucker Company	8,327,148
Health Care Equipment & Services - 0.6%
6,470	Humana, Inc.	1,739,330
Materials - 3.9%
97,136	PPG Industries, Inc.	10,840,378
Semiconductors & Semiconductor Equipment - 3.9%
180,697	Maxim Integrated Products, Inc.	10,881,573
TOTAL COMMON STOCKS (Cost $77,264,022)		77,672,648

EXCHANGE TRADED FUNDS - 68.8%
50,083	First Trust Low Duration Opportunities ETF	2,572,764
879,627	Guggenheim BulletShares 2019 High Yield Corporate Bond ETF +	21,391,649
874,570	Guggenheim BulletShares 2020 High Yield Corporate Bond ETF	21,287,034
575,271	Guggenheim BulletShares 2021 High Yield Corporate Bond ETF	14,177,554
203,261	iShares U.S. Preferred Stock ETF +	7,634,483
2,586,641	SPDR Bloomberg Barclays Short-Term High Yield Bond ETF	70,796,364
106,342	VanEck Vectors Emerging Markets High Yield Bond ETF	2,556,462
130,452	VanEck Vectors International High Yield Bond ETF +	3,325,221
540,772	Vanguard Short-Term Corporate Bond ETF	42,412,748
33,962	Vanguard Short-Term Bond ETF	2,663,979
31,559	WisdomTree Emerging Markets Corporate Bond Fund ETF	2,249,210
TOTAL EXCHANGE TRADED FUNDS (Cost $191,883,296)		191,067,468

Shares/Amount	Security Description	Value
SHORT-TERM INVESTMENTS - 3.3%
9,156,760	U.S. Bank Money Market Deposit Account, 1.40%	9,156,760
TOTAL SHORT-TERM INVESTMENTS (Cost $9,156,760)		9,156,760

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 5.2%
14,382,989	Mount Vernon Liquid Assets Portfolio, LLC, 1.89% (a)*	14,382,989
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $14,382,989)		14,382,989

TOTAL INVESTMENTS - 105.2% (Cost $292,687,067)		292,279,865
Liabilities in Excess of Other Assets - (5.2)%		(14,365,219)
NET ASSETS - 100.0%		$277,914,646

(a)	The rate quoted is the annualized seven-day yield as of March 31, 2018.
+	All or portion of this security is on loan as of March 31, 2018. Total value of securities on loan is $14,080,295.
*	This represents a privately offered liquidity fund.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

WBI Tactical Rotation Shares
Schedule of Investments
March 31, 2018 (Unaudited)

Shares	Security Description	Value
EXCHANGE TRADED FUNDS - 96.7%
16,661	First Trust Large Cap Value AlphaDEX Fund	$878,201
53,633	iPATH S&P 500 VIX Short-Term Futures ETN ^	2,537,377
56,800	iShares Core US REIT ETF	2,559,976
14,780	iShares International Treasury Bond ETF	762,796
12,763	iShares MSCI China ETF	875,159
17,253	iShares MSCI EAFE Small-Cap ETF	1,124,723
41,800	iShares MSCI India ETF	1,426,634
12,654	iShares Select Dividend ETF	1,203,648
100,146	PowerShares Variable Rate Preferred Portfolio	2,520,675
40,584	SPDR Bloomberg Barclays Short-Term International Treasury Bond ETF +	1,342,385
6,555	SPDR S&P Emerging Asia Pacific ETF +	699,025
41,712	VanEck Vectors Agribusiness ETF	2,578,532
44,089	VanEck Vectors Emerging Markets High Yield Bond ETF	1,059,900
33,877	Wisdomtree Trust-Wisdomtree Dynamic Currency Hedged Europe Equity Fund	1,060,011
TOTAL EXCHANGE TRADED FUNDS (Cost $20,704,955)		20,629,042

Shares/Amount	Security Description	Value
SHORT-TERM INVESTMENTS - 3.5%
737,095	U.S. Bank Money Market Deposit Account, 1.40%	737,095
TOTAL SHORT-TERM INVESTMENTS (Cost $737,095)		737,095

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 3.9%
843,675	Mount Vernon Liquid Assets Portfolio, LLC, 1.89% (a)*	843,675
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $843,675)		843,675

TOTAL INVESTMENTS - 104.1% (Cost $22,285,725)		22,209,812
Liabilities in Excess of Other Assets - (4.1)%		(873,286)
NET ASSETS - 100.0%		$21,336,526

(a)	The rate quoted is the annualized seven-day yield as of March 31, 2018.
+	All or portion of this security is on loan as of March 31, 2018. Total value of securities on loan is $831,127.
*	This represents a privately offered liquidity fund.
^	Non-income producing security

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

WBI Power Factor High Dividend ETF
Schedule of Investments
March 31, 2018 (Unaudited)

Shares	Security Description	Value
COMMON STOCKS - 99.0%
Automobiles & Components - 9.3%
199,109	Ford Motor Company +	$2,206,128
54,255	General Motors Company	1,971,626
		4,177,754
Banks - 3.0%
64,459	New York Community Bancorp, Inc.	839,901
7,891	Northwest Bancshares, Inc.	130,675
32,113	Valley National Bancorp	400,128
		1,370,704
Commercial & Professional Services - 4.1%
8,350	LSC Communications, Inc.	145,708
39,628	Nielsen Holdings plc	1,259,774
39,191	Pitney Bowes, Inc.	426,790
		1,832,272
Consumer Durables & Apparel - 0.7%
6,729	Tupperware Brands Corporation	325,549
Consumer Services - 4.8%
26,719	Brinker International, Inc. +	964,556
47,840	H&R Block, Inc. +	1,215,614
		2,180,170
Diversified Financials - 4.4%
5,999	Artisan Partners Asset Management, Inc.	199,767
18,697	Invesco, Ltd.	598,491
4,854	Moelis & Company	246,826
71,549	Navient Corporation	938,723
		1,983,807
Energy - 6.2%
6,535	CVR Energy, Inc. +	197,488
33,690	PBF Energy, Inc.	1,142,091
4,750	Tallgrass Energy GP LP - Class A	90,345
14,611	Valero Energy Corporation	1,355,462
		2,785,386
Food, Beverage & Tobacco - 4.0%
39,605	General Mills, Inc.	1,784,601
Health Care Equipment & Services - 0.8%
23,119	Owens & Minor, Inc.	359,501
Insurance - 2.0%
3,430	Mercury General Corporation	157,334
28,992	Old Republic International Corporation	621,878
1,496	Safety Insurance Group, Inc.	114,968
		894,180
Materials - 5.4%
9,341	Domtar Corporation	397,366
2,548	Innophos Holdings, Inc.	102,455
17,514	LyondellBasell Industries N.V.	1,850,879
2,677	Schweitzer-Mauduit International, Inc.	104,805
		2,455,505

Media - 0.6%
17,503	Gannett Company, Inc.	174,680
18,358	National CineMedia, Inc.	95,278
		269,958
Retailing - 11.0%
11,376	Buckle, Inc. +	251,978
40,945	Chico's FAS, Inc.	370,143
32,100	DSW, Inc. - Class A +	720,966
58,187	GameStop Corporation - Class A +	734,320
52,790	Macy's, Inc. +	1,569,975
35,820	Pier 1 Imports, Inc.	115,340
18,867	Tailored Brands, Inc.	472,807
10,668	Target Corporation	740,679
		4,976,208
Software & Services - 5.0%
14,714	International Business Machines Corporation	2,257,569
Technology Hardware & Equipment - 7.3%
14,233	Cisco Systems, Inc.	610,453
45,407	Seagate Technology plc +	2,657,218
		3,267,671
Telecommunication Services - 14.0%
62,916	AT&T, Inc. +	2,242,955
138,030	CenturyLink, Inc.	2,267,833
37,397	Verizon Communications, Inc.	1,788,325
		6,299,113
Utilities - 16.4%
52,850	CenterPoint Energy, Inc.	1,448,090
12,094	DTE Energy Company	1,262,614
22,952	Edison International	1,461,124
32,984	Exelon Corporation	1,286,706
9,867	NRG Yield, Inc.	167,739
46,670	SCANA Corporation	1,752,458
		7,378,731
TOTAL COMMON STOCKS (Cost $45,103,715)		44,598,679

Shares/Amount	Security Description	Value
SHORT-TERM INVESTMENTS - 0.8%
334,545	U.S. Bank Money Market Deposit Account, 1.40%	334,545
TOTAL SHORT-TERM INVESTMENTS (Cost $334,545)		334,545

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 18.3%
8,250,386	Mount Vernon Liquid Assets Portfolio, LLC, 1.89% (a)*	8,250,386
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $8,250,386)		8,250,386

TOTAL INVESTMENTS - 118.1% (Cost $53,688,646)		53,183,610
Liabilities in Excess of Other Assets - (18.1)%		(8,152,700)
NET ASSETS - 100.0%		$45,030,910

(a)	The rate quoted is the annualized seven-day yield as of March 31, 2018.
+	All or portion of this security is on loan as of March 31, 2018. Total value of securities on loan is $8,021,278.
*	This represents a privately offered liquidity fund.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

NOTE 1 — ORGANIZATION
Absolute Shares Trust (the “Trust”) was organized as a Delaware statutory trust on November 7, 2013 and is authorized to have multiple segregated series or portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”). The Trust currently consists of the following twelve separate investment portfolios (each, a “Fund” or, individually and, together, the “Funds”):

On April 5, 2018, the Board of Trustees of Absolute Shares Trust approved changes to the names of each Fund. All references to a Fund Current Name, as listed below, are deleted and replaced with the New Name for the respective Fund, with the exception of WBI Power Factor™ High Dividend ETF, effective April 16, 2018:

Current Name	New Name
WBI Tactical SMGD Shares	WBI BullBear Rising Income 2000 ETF
WBI Tactical SMV Shares	WBI BullBear Value 2000 ETF
WBI Tactical SMY Shares	WBI BullBear Yield 2000 ETF
WBI Tactical SMQ Shares	WBI BullBear Quality 2000 ETF
WBI Tactical LCGD Shares	WBI BullBear Rising Income 1000 ETF
WBI Tactical LCV Shares	WBI BullBear Value 1000 ETF
WBI Tactical LCY Shares	WBI BullBear Yield 1000 ETF
WBI Tactical LCQ Shares	WBI BullBear Quality 1000 ETF
WBI Tactical Income Shares	WBI BullBear Global Income ETF
WBI Tactical High Income Shares	WBI BullBear Global High Income ETF
WBI Tactical Rotation Shares	WBI BullBear Global Rotation ETF
WBI Power Factor™ High Dividend ETF	-- No Change --

Each Fund is classified as a diversified portfolio except WBI Tactical Rotation Shares, which is non-diversified.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

A. Valuation:
All equity securities, including domestic common stocks, preferred stocks, real estate investment trusts, exchange-traded funds and exchange-traded notes, that are traded on a national securities exchange, except those listed on the Nasdaq Global Market, Nasdaq Select Market and Nasdaq Capital Market (collectively “Nasdaq”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices is used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price is used.

Debt securities are valued in accordance with prices supplied by an approved pricing service. Pricing services may use various valuation methodologies such as the mean between the bid and asked prices, matrix pricing and other analytical pricing models as well as market transactions and dealer quotations.

Exchange-traded options are valued at the composite mean price, which calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is principally traded. On the last trading day prior to expiration, expiring options will be priced at intrinsic value. The Trust’s valuation committee may also use other valuation methods in certain instances.

Investment in mutual funds, including money market funds, are valued at their net asset value (“NAV”) per share.

Shares in privately offered liquidity funds are valued at their NAV per share.

Short-term securities that have maturities of less than 60 days at the time of purchase are valued at amortized cost, which, when combined with accrued interest, approximates fair value.

Securities for which quotations are not readily available are valued by the Trust’s valuation committee based on the valuation procedures adopted by the Board (the “Valuation Procedures”) and information it receives from the Sub-Advisor and U.S. Bancorp Fund Services, LLC (“USBFS”). When a security is “fair valued”, consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the Valuation Procedures. The use of fair value pricing by the Funds may cause the NAV of their shares to differ significantly from the NAV that would be calculated without regard to such considerations.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. Generally accepted accounting principals in the United States ("U.S. GAAP") establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; including the Funds’ Valuation Committee’s assumptions used in determining the fair value of investments.  The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of March 31, 2018:

WBI Tactical SMGD Shares
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$39,204,554	$-	$-	$39,204,554
Short-Term Investments	-	16,340,396	-	16,340,396
Investments Purchased with Proceeds from Securites Lending	-	6,973,328	-	6,973,328
Total Investments in Securities, at value	$39,204,554	$23,313,724	$-	$62,518,278

WBI Tactical SMV Shares
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$33,659,023	$-	$-	$33,659,023
Short-Term Investments	-	16,618,208	-	16,618,208
Investments Purchased with Proceeds from Securites Lending	-	4,052,506	-	4,052,506
Total Investments in Securities, at value	$33,659,023	$20,670,714	$-	$54,329,737

WBI Tactical SMY Shares
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$43,637,144	$-	$-	$43,637,144
Short-Term Investments	-	7,645,820	-	7,645,820
Investments Purchased with Proceeds from Securites Lending	-	14,965,567	-	14,965,567
Total Investments in Securities, at value	$43,637,144	$22,611,387	$-	$66,248,531

WBI Tactical SMQ Shares
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$36,966,146	$-	$-	$36,966,146
Short-Term Investments	-	10,343,238	-	10,343,238
Investments Purchased with Proceeds from Securites Lending	-	3,626,820	-	3,626,820
Total Investments in Securities, at value	$36,966,146	$13,970,058	$-	$50,936,204

WBI Tactical LCGD Shares
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$61,256,046	$-	$-	$61,256,046
Short-Term Investments	-	18,958,308	-	18,958,308
Investments Purchased with Proceeds from Securites Lending	-	5,027,916	-	5,027,916
Total Investments in Securities, at value	$61,256,046	$23,986,224	$-	$85,242,270

WBI Tactical LCV Shares
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$43,021,999	$-	$-	$43,021,999
Short-Term Investments	-	24,497,054	-	24,497,054
Investments Purchased with Proceeds from Securites Lending	-	2,669,399	-	2,669,399
Total Investments in Securities, at value	$43,021,999	$27,166,453	$-	$70,188,452

WBI Tactical LCY Shares
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$51,750,543	$-	$-	$51,750,543
Short-Term Investments	-	30,514,369	-	30,514,369
Investments Purchased with Proceeds from Securites Lending	-	3,308,891	-	3,308,891
Total Investments in Securities, at value	$51,750,543	$33,823,260	$-	$85,573,803

WBI Tactical LCQ Shares
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$43,707,151	$-	$-	$43,707,151
Short-Term Investments	-	21,947,198	-	21,947,198
Investments Purchased with Proceeds from Securites Lending	-	2,551,724	-	2,551,724
Total Investments in Securities, at value	$43,707,151	$24,498,922	$-	$68,206,073

WBI Tactical Income Shares
Assets^	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$125,326,371	-	-	125,326,371
Short-Term Investments	-	1,089,409	-	1,089,409
Investments Purchased with Proceeds from Securites Lending	-	20,578,475	-	20,578,475
Total Investments in Securities, at value	$125,326,371	$21,667,884	$-	$146,994,255

WBI Tactical High Income Shares
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$77,672,648	$-	$-	$77,672,648
Exchange Traded Funds	191,067,468	-	-	191,067,468
Short-Term Investments	-	9,156,760	-	9,156,760
Investments Purchased with Proceeds from Securites Lending	-	14,382,989	-	14,382,989
Total Investments in Securities, at value	$268,740,116	$23,539,749	$-	$292,279,865

WBI Tactical Rotation Shares
Assets^	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$20,629,042	$-	$-	$20,629,042
Short-Term Investments	-	737,095	-	737,095
Investments Purchased with Proceeds from Securites Lending	-	843,675	-	843,675
Total Investments in Securities, at value	$20,629,042	$1,580,770	$-	$22,209,812

WBI Power Factor™ High Dividend ETF
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$44,598,679	$-	$-	$44,598,679
Short-Term Investments	-	334,545	-	334,545
Investments Purchased with Proceeds from Securites Lending	-	8,250,386	-	8,250,386
Total Investments in Securities, at value	$44,598,679	$8,584,931	$-	$53,183,610
^See Schedules of Investments for breakout of investments by industry group classification.

Transfers between levels are recognized at the end of the reporting period. During the period ended March 31, 2018, the Funds recognized no transfers to or from Levels 1, 2 or 3.

B. Securities Lending:
The Funds may lend up to 33⅓% of the value of the securities in their portfolios to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by U.S.Bank N.A. (“the Custodian”). The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least 102% of the value of any loaned securities at the time of the loan, plus accrued interest, except in the case of loans of foreign securities which are denominated and payable in U.S. dollars shall be in the amount equal to 105% of the value of any loaned securities at the time of the loan plus accrued interest. The Funds receive compensation in the form of fees and earn interest on the cash collateral. The amount of fees depends on a number of factors including the type of security and length of the loan. The Funds continue to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss in the fair value of securities loaned that may occur during the term of the loan will be for the account of the Funds. The Funds have the right under the terms of the securities lending agreement to recall the securities from the borrower on demand. As of March 31, 2018 the Funds had loaned securities that were collateralized by cash equivalents. The cash collateral is invested by the Custodian in accordance with approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Funds could also experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Fund is indemnified from this risk by contract with U.S. Bank N.A. the securities lending agent.

As of March 31, 2018 the values of the securities on loan and payables for collateral due to broker were as follows:

Value of Securities on Loan Collateral Received

Fund	Values of Securities on Loan	Collateral Received*
WBI Tactical SMGD Shares	$6,851,136	$6,973,328
WBI Tactical SMV Shares	3,994,398	4,052,506
WBI Tactical SMY Shares	14,706,696	14,965,567
WBI Tactical SMQ Shares	3,557,883	3,626,820
WBI Tactical LCGD Shares	5,004,778	5,027,916
WBI Tactical LCV Shares	2,673,362	2,669,399
WBI Tactical LCY Shares	3,290,299	3,308,891
WBI Tactical LCQ Shares	2,538,410	2,551,724
WBI Tactical Income Shares	20,155,275	20,578,475
WBI Tactical High Income Shares	14,080,295	14,382,989
WBI Tactical Rotation Shares	831,127	843,675
WBI Power Factor™ High Dividend ETF	8,021,278	8,250,386

* The cash collateral received was invested in the Mount Vernon Liquid Assets Portfolio as shown on the Schedules of Investments, a short-term investment portfolio with an overnight and continuous maturity.

C. Tax Information:
The cost basis of investments for federal income tax purposes as of March 31, 2018 was as follows+:

WBI Tactical SMGD Shares
Cost of investments	$62,664,322
Gross unrealized appreciation	419,369
Gross unrealized depreciation	(565,413)
Net unrealized depreciation	$(146,044)

WBI Tactical SMV Shares
Cost of investments	$54,118,754
Gross unrealized appreciation	520,032
Gross unrealized depreciation	(309,049)
Net unrealized appreciation	$210,983

WBI Tactical SMY Shares
Cost of investments	$65,431,000
Gross unrealized appreciation	1,199,093
Gross unrealized depreciation	(381,562)
Net unrealized appreciation	$817,531

WBI Tactical SMQ Shares
Cost of investments	$51,144,418
Gross unrealized appreciation	397,447
Gross unrealized depreciation	(605,661)
Net unrealized depreciation	$(208,214)

WBI Tactical LCGD Shares
Cost of investments	$84,896,086
Gross unrealized appreciation	935,187
Gross unrealized depreciation	(589,003)
Net unrealized appreciation	$346,184

WBI Tactical LCV Shares
Cost of investments	$70,579,963
Gross unrealized appreciation	170,857
Gross unrealized depreciation	(562,368)
Net unrealized depreciation	$(391,511)

WBI Tactical LCY Shares
Cost of investments	$86,323,271
Gross unrealized appreciation	393,746
Gross unrealized depreciation	(1,143,214)
Net unrealized depreciation	$(749,468)

WBI Tactical LCQ Shares
Cost of investments	$68,804,611
Gross unrealized appreciation	83,039
Gross unrealized depreciation	(681,577)
Net unrealized depreciation	$(598,538)

WBI Tactical Income Fund
Cost of investments	$147,651,138
Gross unrealized appreciation	49,195
Gross unrealized depreciation	(706,078)
Net unrealized depreciation	$(656,883)

WBI Tactical High Income Fund
Cost of investments	$292,687,067
Gross unrealized appreciation	1,209,198
Gross unrealized depreciation	(1,616,400)
Net unrealized depreciation	$(407,202)

WBI Tactical Rotation Fund
Cost of investments	$22,285,725
Gross unrealized appreciation	45,336
Gross unrealized depreciation	(121,249)
Net unrealized depreciation	$(75,913)

WBI Power Factor™ High Dividend ETF
Cost of investments	$53,688,646
Gross unrealized appreciation	2,960,476
Gross unrealized depreciation	(3,465,512)
Net unrealized depreciation	$(505,036)
+Because tax adjustments are calculated annually at the end of the Funds’ fiscal year, the above table does not reflect tax adjustments for the current fiscal year.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Funds’ most recent annual report.

NOTE 3 — Certain Risks
Some risks apply to all Funds, while others are specific to the investment strategy of certain Funds. Each Fund may be subject to other risks in addition to these identified risks. This section discusses certain principal risks pertaining to the Funds.

Counterparty Risk -- Many of the protections afforded to participants on some organized exchanges, such as the performance guarantee of an exchange clearing house are not available in connection with the over-the-counter ("OTC") derivatives transactions.  In those instances, another ETF holding such derivatives (in which the Fund invests) will be subject to the risk that its direct counterparty will not perform its obligations under the transactions and that such ETF will sustain losses.

Debt Securities Risk — The market value of debt securities held by the Funds typically changes as interest rates change, as demand for the instruments changes, and as actual or perceived creditworthiness of an issuer changes. During periods of rising interest rates, the market value of the debt securities held by the Funds will generally decline. Credit risk is the risk that an issuer will not make timely payments of principal and interest. There is also the risk that an issuer may “call,” or repay, its high-yielding bonds before their maturity dates. Debt securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. Limited trading opportunities for certain debt securities may make it more difficult to sell or buy a security at a favorable price or time. Because interest rates in the United States are at historical lows, the Funds may have an increased risk associated with debt securities and rising interest rates. Also, the risk of rising interest rates may result in less liquidity in debt markets overall, making it more difficult for a Fund to sell the instruments at or near the market value used to compute the Fund’s NAV.

Equity Options Risk -- Options on securities may be subject to greater fluctuations in value than an investment in the underlying securities.  Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks, including limiting potential for gains, increased sensitivity to changes in interest rates or to sudden fluctuations in market prices than conventional securities, and transaction costs.

ETF and Other Investment Companies Risk — When a Fund invests in another ETF or other investment company (e.g., mutual fund, closed-end fund, business development company), it will bear additional expenses based on its pro rata share of such investment company’s operating expenses, including the potential duplication of management fees. The risk of owning an ETF or other investment company generally reflects the risks of owning the underlying securities and other assets held by the ETF or other investment company. A Fund also will incur brokerage costs when it purchases ETFs and other exchange-listed investment companies. Additionally, a Fund will be indirectly exposed to the risks of the portfolio assets held by an ETF or other investment company, including but not limited to those of ETNs, equity options, derivatives, currencies, index, leverage, and replication management.

Market Risk -- Either the stock market as a whole or the value of a Fund asset or an investment held by an exchange-traded product ("ETP") in which the Fund invests may go down, resulting in a decrease in the NAV of the Fund or its shares or a decrease in the market price of the shares.

Equity Securities Risk — Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. If the Fund or an ETP holds common stock equivalents of any given issuer, the Fund or ETP will generally be exposed to greater risk than if the Fund or ETP held preferred stocks and debt obligations of such issuer.

Foreign and Emerging Market Securities Risk —Foreign investments may carry risks associated with investing outside the United States, such as currency fluctuation, economic or financial instability, lack of timely or reliable financial information, or unfavorable political or legal developments. Foreign securities can be more volatile than domestic (U.S.) securities. Securities markets of other countries are generally smaller than U.S. securities markets. Many foreign securities may also be less liquid than U.S. securities, which could affect the Funds’ investments. Investments in emerging markets may have more risk because the markets are less developed and less liquid as well as being subject to increased economic, political, regulatory, or other uncertainties. Also, as foreign and emerging markets decline, investors tend to exit these markets in unison.

Fluctuation of Net Asset Value — The NAV of the shares will fluctuate with changes in market value of the Funds' holdings.
Shares are Not Individually Redeemable — Shares are only redeemable by the Funds at NAV if they are tendered in large blocks known as “Creation Units” which are expected to be worth in excess of $1 million each. Only Authorized Participants (“APs”) may engage in such creation and redemption transactions directly with the Funds. Individual shares may be sold on a stock exchange at their current market prices, which may be less, more, or equal to their NAV. There can be no assurance that an active trading market will be maintained for the shares.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Absolute Shares Trust

By (Signature and Title)  /s/ Don Schreiber Jr.
      Don Schreiber Jr., President and Principal Executive Officer

Date  May 14, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Don Schreiber Jr.
      Don Schreiber Jr., President and Principal Executive Officer

Date  May 14, 2018

By (Signature and Title)* /s/ Paul Lagermasini
Paul Lagermasini, Treasurer and Chief Financial Officer

Date  May 14, 2018

* Print the name and title of each signing officer under his or her signature.